Segment Reporting (Tables)	12 Months Ended
Mar. 04, 2017
Segment Reporting
Schedule of reconciliation of the Company's business segments to the condensed consolidated financial statements

	Retail Pharmacy	Pharmacy Services	Intersegment Eliminations(1)	Consolidated
March 4, 2017:
Revenues	$16,766,620	$6,393,884	$(232,964)	$22,927,540
Gross Profit	4,671,975	392,732	—	5,064,707
Adjusted EBITDA(2)	551,816	188,235	—	740,051
February 27, 2016:
Revenues	$16,820,388	$4,103,513	$(153,664)	$20,770,237
Gross Profit	4,761,153	230,826	—	4,991,979
Adjusted EBITDA(2)	747,910	101,357	—	849,267
February 28, 2015:
Revenues	$16,558,195	$—	$—	$16,558,195
Gross Profit	4,719,410	—	—	4,719,410
Adjusted EBITDA(2)	748,535	—	—	748,535

(1)

Intersegment eliminations include intersegment revenues and corresponding cost of revenues that occur when Pharmacy Services segment customers use Retail Pharmacy segment stores to purchase covered products. When this occurs, both the Retail Pharmacy and Pharmacy Services segments record the revenue on a stand-alone basis. In accordance with ASC 205-20, the Company reduced its intersegment eliminations to reflect the ongoing cash flows which are expected to continue between the Company and the Disposal Group of $132,516 and $79,123 for the fiscal years ended March 4, 2017 and February 27, 2016. Please see Note 3 for additional information.

(2)	See “Adjusted EBITDA, Adjusted Net Income, Adjusted Net Income per Diluted Share and Other Non-GAAP Measures” in MD&A for additional details.

Schedule of reconciliation of net income to Adjusted EBITDA

	March 4, 2017 (53 weeks)	February 27, 2016 (52 weeks)	February 28, 2015 (52 weeks)
Net income from continuing operations	$4,080	$102,088	$2,011,846
Interest expense	200,065	186,132	116,997
Income tax expense (benefit)	44,438	49,512	(1,739,513)
Depreciation and amortization expense	407,366	361,134	277,241
LIFO (credit) charge	(3,721)	7,892	(10,023)
Lease termination and impairment charges	45,778	40,477	37,204
Loss on debt retirements, net	—	33,205	18,512
Other	42,045	68,827	36,271

Adjusted EBITDA from continuing operations	$740,051	$849,267	$748,535

Schedule of balance sheet information for the Company's reportable segments

	Retail Pharmacy	Pharmacy Services	Eliminations(2)	Consolidated
March 4, 2017:
Total Assets	$8,664,216	$3,087,143	$(157,607)	$11,593,752
Goodwill	43,492	1,639,355	—	1,682,847
Additions to property and equipment and intangible assets	281,072	12,725	—	293,797
February 27, 2016:
Total Assets	$8,468,186	$2,948,548	$(139,724)	$11,277,010
Goodwill	43,492	1,637,351	—	1,680,843
Additions to property and equipment and intangible assets	478,797	2,276	—	481,073

(2)As of March 4, 2017 and February 27, 2016, intersegment eliminations include netting of the Pharmacy Services segment long-term deferred tax liability of $140,865 and $116,027, respectively, against the Retail Pharmacy segment long-term deferred tax asset for consolidation purposes in accordance with ASC 740, and intersegment accounts receivable of $16,742 and $23,697, respectively, that represents amounts owed from the Pharmacy Services segment to the Retail Pharmacy segment that are created when Pharmacy Services segment customers use Retail Pharmacy segment stores to purchase covered products.